Share Capital	6 Months Ended
Dec. 31, 2024
Share Capital
Share Capital
12.
Share Capital

Authorized capital

The Company is authorized to issue an unlimited number of common voting shares without nominal or par value.

During the six month fiscal period ended December 31, 2024 and the year ended June 30, 2024, the Company had the following equity transactions:

On July 23, 2024, the Company signed an agreement with an arms-length third-party advisor to settle a previously accrued fee of $800 in consideration via the issuance of 666,667 common shares at a deemed price of $1.20 per common share. The consultant was subsequently appointed as a member of executive management. Services provided prior to joining the executive management team were advisory in nature and did not include management responsibilities.

During the six month fiscal period ended December 31, 2024, the Company issued a total of 450,000 common shares for the exercise of Options. The Company received proceeds of $466 and reclassified $419 from reserve to share capital upon exercise. During the year ended June 30, 2024, the Company issued a total of 550,000 common shares for the exercise of Options. The Company received proceeds of $581 and reclassified $494 from reserve to share capital upon exercise.

On November 17, 2023, the Company announced the establishment of an at-the-market equity program ("ATM program") allowing the Company to issue and sell, up to $50,000 of common shares from the treasury to the public.

During the six month fiscal period ended December 31, 2024, the Company issued a total of 3,551,390 common shares at an average price of $1.86 per share, under the ATM program, providing gross and net proceeds of $6,595 and $6,430, respectively.

During the year ended June 30, 2024, the Company issued a total of 10,613,059 common shares at an average price of $1.49 per share, respectively, under the ATM program, providing gross and net proceeds of $15,817 and $15,422, respectively.

As at December 31, 2024 the Company had issued $22,415 under the ATM program.

Warrants

As at June 30, 2023, the Company had 3,462,502 warrants outstanding with a weighted average exercise price of $1.74. On November 30, 2023, 336,877 warrants with an exercise price of $8.67 expired and on June 10, 2024 3,125,625 warrants with an exercise price of $0.99 expired. As at December 31, 2024, there were no warrants outstanding.

Options

The Company has an option plan in place under which it is authorized to grant Options to officers, directors, employees, consultants, management and company employees enabling them to cumulatively acquire up to 10% of the issued and outstanding common stock of the Company. Under the plan, the exercise price of each Option shall not be less than the price permitted by the TSXV. The Options can be granted for a maximum term of 10 years.

The weighted average fair value at grant date of Options granted during the six month fiscal period ended December 31, 2024 and year ended June 30, 2024 was $0.89 and $1.87 per Option, respectively. The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Expected stock price volatility	90%	78%
Risk-free interest rate	2.90%	4.37%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.26	$2.87
Forfeiture rate	—	—

The following table summarizes the Option activity for the six month fiscal period ended December 31, 2024:

	Number of options	Weighted average exercise price
Balance at June 30, 2024	9,070,000	$3.43
Options exercised	(450,000)	1.06
Options granted	1,927,246	1.26
Options modified(1)	1,000,000	1.36
Options expired	(900,000)	3.27
Balance at December 31, 2024	10,647,246	$2.80
(1)
On September 1, 2024, 2,000,000 Options were granted to a corporation controlled by an officer of the Company, with an exercise price of $1.36 for a period of 5 years. 666,667 Options vested on September 1, 2024, 666,667 Options will vest on September 1, 2025, and 666,666 Options will vest on September 1, 2026. These Options were designated as a replacement for 1,000,000 Options with an exercise price of $2.97 previously granted on September 25, 2023. The previous and newly issued Options are treated as a modification of the original Options. The Company will recognize share-based compensation expense for any incremental fair value, as determined immediately before the modification, in addition to the grant-date fair value of the original award.

The following table summarizes Options outstanding and exercisable at December 31, 2024:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	1.05	$2.66	800,000	$2.66
$4.78	200,000	1.55	$4.78	200,000	$4.78
$5.93	500,000	0.12	$5.93	500,000	$5.93
$4.94	200,000	2.18	$4.94	200,000	$4.94
$6.52	170,000	2.21	$6.52	170,000	$6.52
$7.45	100,000	2.28	$7.45	100,000	$7.45
$3.77	3,250,000	3.27	$3.77	3,250,000	$3.77
$3.85	200,000	3.39	$3.85	200,000	$3.85
$2.97	750,000	3.73	$2.97	416,666	$2.97
$1.07	100,000	4.29	$1.07	25,000	$1.07
$1.13	1,063,394	4.61	$1.13	—	$1.13
$1.36	2,000,000	4.67	$1.36	666,667	$1.36
$1.42	863,852	4.96	$1.42	300,000	$1.42
	10,647,246	3.32	$2.80	7,278,333	$3.43
(1)
Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Long-term incentive plan

The Company has a long-term incentive plan ("Plan") in accordance with the policies of the TSXV whereby, from time to time at the discretion of the Board of Directors (the "Board"), eligible directors, officers and employees are awarded RSUs. The RSUs that are subject to, among other things, the recipient’s deferral right in accordance with the Income Tax Act (Canada) convert automatically into common shares upon vesting. In addition, the Company may issue DSUs. DSUs may be redeemed upon retirement or termination from the Company. In accordance with the Plan, the aggregate number of common shares to be issued shall not exceed 10% of the Company’s issued and outstanding common shares at any given time when combined with the aggregate number of Options, RSUs and DSUs. The following table summarizes the RSU activity for the six month fiscal period ended December 31, 2024:

	Number of RSUs	Weighted average grant date fair value
Balance at June 30, 2024	—	$—
Granted	1,780,614	1.18
Balance at December 31, 2024	1,780,614	$1.18

The following table summarizes the DSU activity for the six month fiscal period ended December 31, 2024:

	Number of DSUs	Weighted average grant date fair value
Balance at June 30, 2024	1,991,004	$3.74
Granted	623,975	1.20
Issued	(189,370)	3.74
Balance at December 31, 2024	2,425,609	$3.09

Share-based compensation expense

Share-based compensation recorded for each type of award for the periods indicated is as follows:

	Six month fiscal period ended December 31,	Year ended June 30,
	2024	2024
Options	$1,469	$2,106
RSUs	418	—
DSUs	204	5,831
Total	$2,091	$7,937

The share-based compensation during the six month fiscal period ended December 31, 2024 was $2,091 as compared to $7,937 recognized in the year ended June 30, 2024.